Organization and Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization and Nature of Operations [Abstarct]
Organization and nature of operations

1.      Organization and nature of operations

Nano Labs Ltd (“Nano Labs”), incorporated on January 8, 2021, is a holding company, as an exempted company with limited liability in the Cayman Islands. Nano Labs principally engages in fabless integrated circuit (“IC”) design and sale of product solutions by integrating its self-designed IC products in the People’s Republic of China (“PRC”) and other countries and regions. The Company utilizes third-party suppliers to fabricate, pack and test the IC products.

Prior to the incorporation of the Company, the Company’s business was carried out by Zhejiang Haowei Technology Co., Ltd. (“Zhejiang Haowei”) and its subsidiaries. Zhejiang Haowei was established by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, in July 2019. Nano Labs underwent a series of onshore and offshore reorganizations, which were completed in September 2021 (the “Reorganization”).

Immediately before and after the Reorganization, the controlling shareholders of Zhejiang Haowei controlled Zhejiang Haowei and Nano Labs; therefore, for accounting purposes, the Reorganization is accounted for as a transaction of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries. As of the date of this report, the Company’s major subsidiaries are as follows:

Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
Zhejiang Haowei Technology Co., Ltd. (“Zhejiang Haowei”)	July 16, 2019	Hangzhou, China	100%	Research and development of ICs
Zhejiang Nanomicro Technology Co., Ltd. (“Zhejiang Nanomicro”)	July 16, 2019	Hangzhou, China	100%	Research and development of ICs
Zhejiang NanoBlock Technology Co., Ltd.	July 16, 2019	Hangzhou, China	100%	Research and development of ICs
Zhejiang Ipollo Technology Co., Ltd.	August 18, 2020	Hangzhou, China	100%	Distribution of products
Nano Labs HK Limited	September 8, 2020	Hong Kong	100%	Investment
Nano Labs Inc	December 22, 2020	BVI	100%	Investment
Zhejiang Weike Technology Co., Ltd.	June 2, 2021	Hangzhou, China	100%	Research and development of software
IPOLLO PTE. LTD. (formerly IPOLLO MINER PTE.LTD.)	June 9, 2021	Singapore	100%	Distribution of products
Ipollo Tech Inc	June 29, 2021	BVI	100%	Investment
Nano Tech Cayman Ltd	July 6, 2021	Cayman	100%	Investment
Nano Technology HK Limited	July 7, 2021	Hong Kong	100%	Investment
Ipollo HK Limited	July 7, 2021	Hong Kong	100%	Distribution of products
Zhejiang Metaverse Technology Co., Ltd.	August 12, 2021	Hangzhou, China	100%	Investment
Ipollo Tech Ltd	October 27, 2021	Cayman	100%	Investment
Haowei Technology (Shaoxing) Co., Ltd.	November 3, 2021	Shaoxing, China	100%	Investment
Shenzhen Matamata Technology Co., Ltd.	November 17, 2021	Shenzhen, China	100%	Distribution of products
Shenzhen Matavos Technology Co., Ltd.	December 21, 2021	Shenzhen, China	100%	Distribution of products
Tsuki Inc	January 7, 2022	United States	100%	Distribution of products
Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
Metaski (Shaoxing) Technology Co., Ltd.	January 13, 2022	Shaoxing, China	100%	Distribution of products
Haoweiverse (Shaoxing) Technology Co., Ltd.	January 13, 2022	Shaoxing, China	65%	Plant and distribution of products
Metameta (Shaoxing) Technology Co., Ltd.	January 25, 2022	Shaoxing, China	100%	Distribution of products
Ipolloverse HK Limited	May 18, 2022	Hong Kong	70%	Research and development
Metaverse (Shaoxing) Technology Co., Ltd.	May 20, 2022	Shaoxing, China	100%	Distribution of products
Ipolloverse Cayman Ltd	May 27, 2022	Cayman	70%	Investment
Ipolloverse Tech Inc	May 30, 2022	BVI	70%	Investment
Hangzhou Meta Technology Co., Ltd.	October 21, 2022	Hangzhou, China	100%	Distribution of products

Nano Labs and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Reverse stock split

On January 31, 2024, a two-for-one reverse stock split (the “reverse stock split”) of the Company’s issued and outstanding ordinary shares, restricted stock units and stock options was effected. The par value of Class A and Class B ordinary shares were changed from $0.0001 to $0.0002. All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented. Also see Note 19.

Liquidity

During the year ended December 31, 2023, the Company incurred net loss of RMB254 million, and the net cash used in operating activities was RMB133 million. As of December 31, 2023, the Company had a working capital deficit of RMB117 million and accumulated deficit of RMB452 million. Historically, the Company has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling costs and operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Company expects to launch Cuckoo 3.0 Series products in 2024 and has received certain advance payments from customers as of the date of this report. In addition, the Company has been continuously receiving financing support from investors and related parties through the issuances of ordinary shares and credit facilities. Refer to Note 11 and Note 10 for details of the Company’s ordinary shares financing activities and credit facilities. Moreover, the Company has the ability to adjust the pace of its operation expansion and control the operating expenses.

As a result, the Company’s cash flow projections for the period after one year from the date that the consolidated financial statements are issued indicate that the Company’s existing cash and cash equivalents, together with the operating cash flows will be sufficient to cover the liquidity needs that become due within one year after the date that the consolidated financial statements are issued. Management’s plans described above have alleviated the previously identified substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern. However, the Company may need additional capital in the future to fund the continued operations of the Company. There can be no assurance that the Company will be successful in acquiring additional financing, that the Company’s projections of its future working capital needs will prove accurate, or that any additional financing would be sufficient to continue operations in future years.